Estimated Future Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	$ 259
2014	274
2015	337
2016	334
2017	358
Years 2018-2022	$ 2,070